Offsets	Nov. 26, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ares Acquisition Corporation II
Form or Filing Type	S-4
File Number	333-287278
Initial Filing Date	May 14, 2025
Fee Offset Claimed	$ 49,563.03
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Kodiak AI, Inc. Common Stock issuable upon exercise of Warrants and Warrants exercisable for Kodiak AI, Inc. Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	39,300,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 74,217.60
Offset Note	Under the Business Combination Registration Statement, the Registrant registered 14,300,000 Private Placement Warrants and 25,000,000 Public Warrants. The Business Combination Registration Statements also registered the Common Stock issuable upon the exercise of the Public Warrants and Private Placement Warrants. The Registrant subsequently removed from registration under the Business Combination Registration Statement the Common Stock issuable upon exercise of the Public Warrants and the Private Placement Warrants. A filing fee of $74,217.60 was previously paid in connection with the Public Warrants and Private Placement Warrants on the Business Combination Registration Statement. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee due pursuant to this Registration Statement.
Termination / Withdrawal Statement	Under the Business Combination Registration Statement, the Registrant registered 14,300,000 Private Placement Warrants (as defined therein) and 25,000,000 Public Warrants (as defined therein). The Business Combination Registration Statements also registered the Common Stock issuable upon the exercise of the Public Warrants and Private Placement Warrants. The Registrant subsequently removed from registration under the Business Combination Registration Statement the Common Stock issuable upon exercise of the Public Warrants and the Private Placement Warrants. A filing fee of $74,217.60 was previously paid in connection with the Public Warrants and Private Placement Warrants on the Business Combination Registration Statement. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee due pursuant to this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ares Acquisition Corporation II
Form or Filing Type	S-4
File Number	333-287278
Filing Date	May 14, 2025
Fee Paid with Fee Offset Source	$ 49,563.03
Offset Note	Under the Business Combination Registration Statement, the Registrant registered (i)14,300,000 Private Placement Warrants and (ii) 25,000,000 Public Warrants. The Business Combination Registration Statement also registered the Common Stock issuable upon the exercise of the Public Warrants and Private Placement Warrants. The Registrant subsequently removed from registration under the Business Combination Registration Statement the Common Stock issuable upon exercise of the Public Warrants and the Private Placement Warrants. A filing fee of $74,217.60 was previously paid in connection with the Public Warrants and Private Placement Warrants on the Business Combination Registration Statement. In accordance with Rule 457(p) of the Securities Act, a portion of such previously paid filing fee will offset the filing fee of $49,563.03 currently due.